UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09419

Pax World High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World High Yield Fund	March 31, 2007

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
PREFERRED STOCKS: 1.2%

FINANCIALS: 1.2%

Health Care REIT, Inc.
(Cost $992,800)	40,000	$1,030,000

	PRINCIPAL
	AMOUNT
CORPORATE BONDS: 90.8%
CONSUMER DISCRETIONARY: 20.7%
Blockbuster, Inc., 9.000%, 09/01/12	$1,500,000	1,522,500
Brookstone Co., Inc.,12.000%, 10/15/12	1,250,000	1,306,250
Brown Shoe Co., Inc., 8.750%, 05/01/12	750,000	798,750
Desarrolladora Homex SA, 7.500%, 09/28/15	1,000,000	1,037,000
FTD, Inc., 7.750%, 02/15/14	716,000	724,950
Gregg Appliances, Inc., 9.000%, 02/01/13	1,000,000	1,055,000
Hanesbrands, Inc., 144A, 8.735%, 12/15/14 (a)	1,500,000	1,535,625
Harry & David Holdings, Inc., 9.000%, 03/01/13	750,000	768,750
Interactive Health LLC, 144A, 7.250%, 04/01/11 (a) (b)	1,211,000	944,580
Leslie’s Poolmart, Inc., 7.750%, 02/01/13	1,500,000	1,522,500
Levi Strauss & Co., 8.875%, 04/01/16	1,000,000	1,075,000
Perry Ellis International, Inc., Series B, 8.875%, 09/15/13	1,360,000	1,400,800
Quiksilver, Inc., 6.875%, 04/15/15	1,000,000	947,500
Riddell Bell Holdings, Inc., 8.375%, 10/01/12	1,025,000	1,017,313
Steinway Musical Instruments, 144A, 7.000%, 03/01/14 (a)	600,000	594,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	1,000,000	1,096,000
Vitamin Shoppe Industries, Inc., 12.860%, 11/15/12	750,000	787,500
		18,134,018

CONSUMER STAPLES: 5.9%
Chattem, Inc., 7.000%, 03/01/14	1,500,000	1,496,250
Dean Foods Co., 6.900%, 10/15/17	1,000,000	985,000
Foodcorp Ltd., 144A , 8.875%, 06/15/12 (a) (c) (SA)	1,000,000	1,422,326
NBTY, Inc., 7.125%, 10/01/15	1,250,000	1,264,062
		5,167,638

ENERGY: 15.3%
Adaro Finance B.V., 144A, 8.500%, 12/08/10 (a)	750,000	780,000
Allis-Chalmers Energy, Inc., 144A, 9.000%, 01/15/14 (a)	1,000,000	1,012,500
Compagnie Generale de Geophysique-Veritas SA, 144A 7.500%, 05/15/15 (a)	1,515,000	1,568,025
Copano Energy LLC, 8.125%, 03/01/16	1,040,000	1,081,600
Denbury Resources, Inc., 7.500%, 12/15/15	1,000,000	1,015,000
FPL Energy National Wind FDG LLC, 144A 6.125%, 03/25/19 (a) (b)	876,140	855,519
LPG International, Inc., 144A, 7.250%, 12/20/15 (a)	1,000,000	1,035,000
PHI, Inc., 7.125%, 04/15/13	750,000	720,000
Range Resources Corp., 7.500%, 05/15/16	1,000,000	1,035,000
SESI LLC, 6.875%, 06/01/14	750,000	748,125
Ship Finance International Ltd., 8.500%, 12/15/13	1,000,000	1,030,000
VeraSun Energy Corp., 9.875%, 12/15/12	1,500,000	1,571,250
Whiting Petroleum Corp., 7.000%, 02/01/14	1,000,000	980,000
		13,432,019

FINANCIALS: 2.8%
Agile Property Holdings Ltd. , 144A 9.000%, 09/22/13 (a)	1,000,000	1,040,000
LaBranche & Co., Inc., 11.000%, 05/15/12	500,000	547,500
Thornburg Mortgage, Inc., 8.000%, 05/15/13	875,000	870,625
		2,458,125

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
CORPORATE BONDS, continued

HEALTH CARE: 10.7%
Advanced Med Optics, Inc., 144A, 7.500%, 05/01/17 (a)	$1,500,000	$1,518,750
Alliance Imaging, Inc., 7.250%, 12/15/12	925,000	911,125
Concentra Operating Corp., 9.500%, 08/15/10	1,250,000	1,325,000
Mylan Laboratories, Inc., 6.375%, 08/15/15	1,250,000	1,240,625
Select Medical Corp., 7.625%, 02/01/15	1,250,000	1,131,250
Universal Hospital Services, Inc., 10.125%, 11/01/11	1,645,000	1,756,038
U.S. Oncology, Inc., 10.750%, 08/15/14	1,305,000	1,461,600
		9,344,388

INDUSTRIALS: 13.8%
American Railcar Industries, Inc., 144A 7.500%, 03/01/14 (a)	100,000	103,250
Belden CDT, Inc. 144A, 7.000%, 03/15/17 (a)	250,000	256,256
Buhrmann U.S., Inc., 8.250%, 07/01/14	1,000,000	1,015,000
Case Corp., 7.250%, 01/15/16	1,000,000	1,050,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	1,250,000	1,312,500
FTI Consulting, Inc., 7.750%, 10/01/16	1,500,000	1,582,500
IKON Office Solutions, Inc., 7.300%, 11/01/27	1,000,000	911,484
Interline Brands, Inc., 8.125%, 06/15/14	500,000	518,750
Knowledge Learning Corp., Inc., 144A 7.750%, 02/01/15 (a)	750,000	740,625
Ply Gem Industries, Inc., 9.000%, 02/15/12	1,500,000	1,308,750
RathGibson, Inc., 144A, 11.250%, 02/15/14 (a)	745,000	789,700
TDS Investor Corp., 144A, 9.875%, 09/01/14 (a)	1,000,000	1,052,500
TDS Investor Corp., 144A, 8.479%, 09/01/14 (a) (c) (US)	500,000	689,831
Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	750,000	765,000
		12,096,146

INFORMATION TECHNOLOGY: 5.1%
Compucom Systems, Inc., 144A, 12.000%, 11/01/14 (a)	1,250,000	1,340,625
Dycom Industries, Inc., 8.125%, 10/15/15	1,000,000	1,055,000
Freescale Semiconductor, Inc., 144A 10.125%, 12/15/16 (a)	1,000,000	1,007,500
Stats Chippac Ltd., 7.500%, 07/19/10	1,000,000	1,057,500
		4,460,625

MATERIALS: 4.5%
Blue Ridge Paper Products, Inc., 9.500%, 12/15/08	500,000	500,000
Cellu Tissue Holdings, Inc., 9.750%, 03/15/10	1,250,000	1,256,250
CSN Islands IX Corp., 144A, 10.500%, 01/15/15 (a)	750,000	888,750
Russell-Stanley Holdings, Inc., 144A 9.000%, 11/30/08 (a) (b) (d) (e)	36,532	—
WII Components, Inc., 10.000%, 02/15/12	1,175,000	1,263,125
		3,908,125

TELECOMMUNICATION SERVICES: 11.1%
Cell C (PTY) Ltd., 144A, 8.625%, 07/01/12 (a) (c) (SA)	1,000,000	1,356,124
City Telecom Ltd., 8.750%, 02/01/15	675,000	661,500
Digicel Ltd., 144A, 9.250%, 09/01/12 (a)	750,000	795,000
Maxcom Telecomunicacione SA, 144A 11.000%, 12/15/14 (a)	1,500,000	1,552,500
Millicom International Cellular SA, 10.000%, 12/01/13	1,500,000	1,650,000
Nordic Telephone Co. Holdings ApS, 144A 8.875%, 05/01/16 (a)	750,000	806,250
Wind Acquisition Finance SA, 144A 10.750%, 12/01/15 (a)	1,500,000	1,725,000
Windstream Corp., 144A, 8.625%, 08/01/16 (a)	1,000,000	1,098,750
Windstream Corp., 144A, 7.000%, 03/15/19 (a)	100,000	100,500
		9,745,624

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
CORPORATE BONDS, continued

UTILITIES: 0.9%
Ormat Funding Corp., 8.250%, 12/30/20 (b)	$759,178	$772,463

TOTAL CORPORATE BONDS (Cost $77,573,891)		79,519,171

CERTIFICATES OF DEPOSIT: 1.0%
Shore Bank Pacific, 4.500%, 01/18/08	200,000	200,000
Shore Bank CDRS, 4.240%, 06/28/07	200,000	200,000
Shore Bank Chicago, 5.000%, 04/13/08	100,000	100,000
Shore Bank CDRS, 4.320%, 11/30/08	100,000	100,000
Self Help Credit Union, 5.000%, 07/04/07	100,000	100,000
Shore Bank & Trust Co., 4.360%, 05/06/07	100,000	100,000
Shore Bank Cleveland, 3.670%, 06/22/07	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,000)		900,000

	NUMBER
	OF SHARES
MONEY MARKET SHARES: 6.1%
Pax World Money Market Fund (f) (Cost $5,324,597)	5,324,597	5,324,597

Total Investments: 99.1% (Cost $84,791,288)		86,773,768

Other assets and liabilities (Net) 0.9%		800,675

Net Assets: 100.0%		$87,574,443

(a)  Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b)  Illiquid security.

(c)  Principal amount is Euro currency; value is in U.S. dollars.

(d)  Fair valued security.

(e)  Non-income producing security – security is in default.

(f)  Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

SA   South Africa

US   United States

Investment Valuation

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices (such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Directors”) or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon their current sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). At March 31, 2007, the High Yield Fund held one security fair valued at $0.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and requires expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Funds, and believes the adoption of this Statement will result in a limited impact to expand disclosures on the Funds’ financial statements.

Federal Income Tax Cost

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2007 was $84,791,288, $2,561,629, $(579,149) and $1,982,480, respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed company: by a fund’s adviser. At March 31, 2007, the Fund held the following security of an affiliated Pax World Money Market Fund.

Value at 12/31/06	Purchased Cost	Sold Cost	Value at 3/31/07	Dividends from non controlled affiliate for the three months ended 3/31/07
$2,781,266	$7,302,631	$4,759,300	$5,324,597	$54,908

Restricted and Illiquid Securities

The Fund may purchase certain restricted securities and limited amounts of illiquid securities. The Fund may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may be sold only to a qualified institutional buyer. The Fund does not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at he direction of the Directors. At March 31, 2007, the High Yield Fund held $27,705,786 or 31.64% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2007, the High Yield Fund held $2,572,562 of illiquid securities, representing 2.94% of net assets. The Fund will classify as “illiquid” all restricted securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments ma include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature of more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World High Yield Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World High Yield Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 30, 2007